Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Interest, Dividend and Fee Income
Loans	$ 5,109	$ 4,814	$ 4,246	$ 14,718	$ 11,789
Securities (Note 2)	1,407	1,405	1,043	4,126	2,933
Deposits with banks	187	183	161	592	435
Interest, Dividend and Fee Income	6,703	6,402	5,450	19,436	15,157
Interest Expense
Deposits	2,224	2,110	1,626	6,413	4,199
Subordinated debt	69	69	55	208	165
Other liabilities	1,193	1,088	887	3,291	2,370
Interest Expense	3,486	3,267	2,568	9,912	6,734
Net Interest Income	3,217	3,135	2,882	9,524	8,423
Non-Interest Revenue (Note 1)
Securities commissions and fees	259	254	259	761	769
Deposit and payment service charges	309	290	291	890	844
Trading revenues	115	111	228	319	574
Lending fees	314	277	248	868	731
Card fees	109	116	117	330	317
Investment management and custodial fees	444	426	447	1,298	1,308
Mutual fund revenues	357	356	372	1,060	1,114
Underwriting and advisory fees	260	261	264	765	699
Securities gains, other than trading	90	42	51	181	156
Foreign exchange gains, other than trading	48	51	41	137	140
Insurance revenue	989	710	427	2,748	1,394
Investments in associates and joint ventures	31	52	44	112	129
Other	124	132	123	403	414
Non-Interest Revenue	3,449	3,078	2,912	9,872	8,589
Total Revenue	6,666	6,213	5,794	19,396	17,012
Provision for Credit Losses (Note 3)	306	176	186	619	487
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	887	561	269	2,374	962
Non-Interest Expense (Note 1)
Employee compensation	1,960	2,010	1,873	6,042	5,848
Premises and equipment	734	767	672	2,229	2,008
Amortization of intangible assets	135	138	126	406	378
Travel and business development	142	143	126	411	369
Communications	72	78	70	224	212
Professional fees	141	141	144	403	412
Other	307	318	348	928	1,057
Non-Interest Expense	3,491	3,595	3,359	10,643	10,284
Income (loss) before taxes	1,982	1,881	1,980	5,760	5,279
Provision for income taxes (Note 12)	425	384	443	1,196	1,523
Net Income attributable to Equity Holders of the Bank	$ 1,557	$ 1,497	$ 1,537	$ 4,564	$ 3,756
Earnings Per Share (Canadian $) (Note 11)
Basic	$ 2.34	$ 2.27	$ 2.32	$ 6.90	$ 5.61
Diluted	2.34	2.26	2.31	6.88	5.60
Common shares [member]
Earnings Per Share (Canadian $) (Note 11)
Dividends per common share	$ 1.03	$ 1.00	$ 0.96	$ 3.03	$ 2.82